CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 208,852	$ 4,197,211
Adjustments to reconcile net income to net cash used in operating activities:
Realized gain on investments held in Trust Account		(110,613)
Unrealized gain on investments held in Trust Account	(301,805)	(191,476)
Accrued interest expense on promissory note - related party	28,563
Unrealized gain from change in fair value of warrant liabilities	(170,333)	(4,428,632)
Gain on waiver of deferred underwriting commissions by underwriter	(299,940)
Changes in operating assets and liabilities:
Prepaid expenses	109,272	125,763
Accounts payable and accrued expenses	(6,278)	(103,415)
Franchise tax payable	(62,765)	(67,123)
Net cash used in operating activities	(494,434)	(578,285)
Cash Flows from Investing Activities:
Purchase of U.S. government treasury obligations	(26,811,597)	(182,345,000)
Proceeds from redemption of U.S. government treasury obligations	13,479,000	182,345,000
Net cash provided by (used in) investing activities	(13,332,597)
Cash Flows from Financing Activities:
Payment to redeeming stockholders	(9,136,168)
Net cash (used by) provided by financing activities	(9,136,168)
Net Change in Cash, Cash Equivalents and Restricted Cash	(22,963,199)	(578,285)
Cash, Cash Equivalents and Restricted Cash- Beginning of period	23,812,574	842,059
Cash, Cash Equivalents and Restricted Cash- End of period	849,375	263,774
Non-cash investing and financing activities:
Waiver of deferred underwriting commissions by underwriter (see Note 6)	6,014,585
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2023 and 2022	$ 301,805	$ 302,089